SEGMENTS - Schedule of Revenue and Long-Lived Assets, by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 8,475,343	$ 8,245,268	$ 8,024,403
Total long-lived assets	1,082,056	1,102,234
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	2,948,843	3,189,105	3,272,943
Total long-lived assets	96,150	145,329
Vessels and containers on-the-water or in-transit
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	238,845	252,287
Costa Rica
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	241,713	191,561
Honduras
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	104,941	106,061
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	108,159	102,145
Ecuador
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	84,741	86,680
U.K.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	938,389	858,652	782,497
Total long-lived assets	41,562	42,637
Sweden
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	28,983	34,051
Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	618,443	598,801	574,682
Total long-lived assets	29,539	31,218
Denmark
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	21,767	24,676
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	686,951	659,072	615,417
Total long-lived assets	25,555	25,344
Ireland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	474,745	445,395	394,981
Total long-lived assets	20,800	23,894
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	2,807,972	2,494,243	$ 2,383,883
Total long-lived assets	$ 39,301	$ 36,351